Finance debt (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Description Of Repaid Financial Debt	The balance in global notes has maturities between 2024 to 2115 and does not require collateral. Such financing was carried out in dollars, euros and pounds, 87%, 2% and 11%, of the total global notes, respectively.
Proceeds from financing	$ 2,880	$ 1,885	$ 17,023
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Description of finance debt and reconciliation	(i) US$ 1,244 through a Sustainability-Linked Loan, in the international banking market, maturing in 2027; (ii) US$ 572 through the issuance of commercial notes in the Brazilian capital market due in 2030 and 2032; and (iii) US$ 280 through the issuance of private placement commercial notes that backed the issuance of certificates of real estate receivables, maturing in 2030, 2032 and 2037.
United States of America, Dollars | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	$ 13,061	20,770
United States of America, Dollars | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value measurement, liabilities	$ 16,792	$ 17,121